Leases and Restricted Cash - Commitment Under Capital Leases (Detail) (Suezmax Tankers [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Suezmax Tankers [Member]
Commitment under capital lease
2015	$ 7,790
2016	7,673
2017	30,953
2018	$ 27,296